PIMCO Real Return Portfolio Expense Example - Institutional Class [Member] - PIMCO Real Return Portfolio - Institutional	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	$ 1,500